Transactions with Related Parties - Cardiff Drilling, Economou and Other (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended	42 Months Ended
	Apr. 05, 2016	Mar. 30, 2016	Mar. 24, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 30, 2015	Jun. 30, 2016	Mar. 30, 2015
Debt Conversion, Amount			$ 8,750
Debt Conversion, Shares Issued			3,500,000
Stockholders' Equity, Reverse Stock Split				25:1 reverse stock split
Repayments Of Debt				$ 66,128	$ 173,214
Preferred Stock Exchange Agreement
Value of shares exchanged			$ 8,750
Preferred Stock Exchange Agreement | Series B Convertible Preferred Stock
Number of shares exchanged			4,000,000
Secured Credit Facility at February 14, 2012
Cash prepayment		$ 15,000
Repayments Of Debt		$ 12,060
Revolving Credit Facility
Repayments Of Debt	$ 45,000
Suezmax tankers
Number of vessels				4			4
Vessels total sale price								$ 245,000
Aframax tankers
Number of vessels				6			6
Vessels total sale price								$ 291,000
Rangiroa, Negonego and Fakarava
Number of vessels				3			3
Vessels total sale price			$ 70,000
Debt assumed			$ 102,070
Disposal Date				Mar. 31, 2016
Chairman, President and Chief Executive Officer | Revolving Credit Facility
Debt Conversion, Amount						$ 10,000
Debt Conversion, Shares Issued						4,000,000
Chairman, President and Chief Executive Officer | Upon Conversion of Shares
Percentage Of Shareholder				16.60%			16.60%
Sifnos Shareholders | Revolving Credit Facility
Debt Conversion, Amount						$ 10,000
Preferred Stock, Voting Rights				5 votes
Preferred Stock, Conversion Basis				On a one to one basis within three months
Stockholders' Equity, Reverse Stock Split				reverse stock split ratio of 25 to 1
Sifnos Shareholders | Revolving Credit Facility | Series B Convertible Preferred Stock
Debt Conversion, Shares Issued						4,000,000
Global Services Agreement between Ocean Rig and Cardiff Drilling | Cardiff Drilling Inc. | Ocean Rig UDW Inc.
Commissions in connection with employment arrangements							1.00%
Commission on purchase or sale price of vessels							0.75%
Consultancy agreement terms in year							5 years
Ten Memoranda of Agreement | Suezmax tankers
Number of vessels				4			4
Ten Memoranda of Agreement | Aframax tankers
Number of vessels				6			6
Sales Agreements
Number of vessel owning companies				14			14
Sales Agreements | Capesize
Number of vessels				10			10
Sales Agreements | Panamax carriers
Number of vessels				4			4
Sales Agreements | Capesize bulk carriers
Number of vessels				3			3